DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
General
The McCormick 401(k) Retirement Plan (the Plan) is sponsored by McCormick & Company, Incorporated (the Company, McCormick or the Plan Sponsor), which incorporates a 401(k) savings and investment option. The Plan is a defined contribution plan covering substantially all non-union U.S. employees of the Company and participating subsidiaries. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).
The McCormick & Company, Incorporated common stock fund invests principally in common stock of the Plan Sponsor. The Plan provides that the McCormick & Company, Incorporated common stock fund investment option is designated as an employee stock ownership plan (ESOP). This designation allows participants investing in McCormick common stock to elect to receive, in cash, dividends that are paid on McCormick common stock held in their 401(k) retirement plan accounts. Dividends may also be reinvested.
The following description of the Plan provides only general information. Further information about the Plan agreement, eligible employees, the vesting provisions, and investment alternatives are contained in the Plan document.
Contributions
Participating employees contribute to the Plan through payroll deductions in amounts ranging from 1% to 70% of their earnings, subject to certain limitations. The Company and participating subsidiaries provide a matching contribution equal to 100% of the first 3% of an employee’s contribution and 66-2/3% on the next 3% of the employee’s contribution. Matching Plan contributions are applied as employee contributions occur. Employees are automatically enrolled in the 401(k) plan at 2%; however, they can opt out or elect to change the percentage at any time. If the employee does not make a positive election to change the percentage, the contribution rate is increased by 1% per year (up to a maximum of 10% or the IRS contribution limit). McCormick also makes an annual profit sharing contribution of 3% of eligible earnings to participants’ accounts if participants are employed at the end of the Plan’s year end. The profit sharing contribution is applicable to all eligible employees.
Participants' elective contributions, as well as the Company's matching contributions, profit sharing contributions and transition credit contributions are invested in the Plan's investment funds as directed by the participant. In the absence of direction from the participant, the account is invested in an age-appropriate target date fund.
Participant Accounts
Each participant’s account is credited with the participant’s contribution, the employer’s contribution made on their behalf, plus a proportionate interest in the investment earnings of the funds in which the contributions are invested. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account balance.
Vesting
Participants are immediately vested in their contributions, the Company match, and all related earnings. Any applicable 3% annual profit sharing and transition credit contributions vest when an employee has 3 years of service or reaches age 55, if sooner.
Notes Receivable from Participants
Participants are permitted to take loans from their account balances, subject to a $500 minimum. The maximum of any loan cannot exceed one-half of the participant’s contributed account balance or $50,000, less the highest outstanding loan balance during the prior 12 months, whichever is less. The interest rate applied to the loans is the current prime lending rate +1%, or such other rate as is prescribed based on periodic evaluations by the Company. Current participant loans bear interest at rates ranging from 4.25% to 9.50% and are secured by the participant’s account.
Loan repayments, including interest, are made by participants through payroll deductions over loan terms of up to five years. Longer loan terms are available for loans taken to purchase, construct, reconstruct, or substantially rehabilitate a primary home for the participant.
Benefit Payments
Participants may choose to receive account distributions either in the form of a lump sum payment or installments over a period of time as defined in the Plan document.
Upon termination of service, a participant with an account balance greater than $5,000, may elect to leave his or her account balance invested in the Plan, elect to rollover his or her entire balance to an Individual Retirement Account (IRA) or another qualified plan, elect to receive a lump-sum payment equal to his or her entire balance or elect annual installments to extend from two to eight years. Upon termination of service, a participant with an account balance less than $5,000, may elect to rollover his or her entire balance to an IRA or another qualified plan or elect to receive a lump-sum payment equal to his or her entire balance. In the absence of instruction from a participant, balances less than $1,000 automatically will be paid directly to the participant and those greater than $1,000 will be rolled over to an IRA designated by the Plan Administrator.
The Setting Every Community Up for Retirement Enhancement (SECURE) Act was enacted in December 2019, and became effective January 1, 2020. The SECURE Act was designed to encourage investing for retirement by increasing the required minimum distribution age, allowing part-time employee enrollment, and offering annuity options for certain tax-qualified retirement plans.

SECURE Act 2.0 was signed into the 2023 Consolidations Appropriations Act under the Securing a Strong Retirement Act on December 29, 2022 with similar retirement provisions designed to increase retirement savings, facilitate access to retirement savings, encourage employees to save for retirement, and lower employers’ cost of offering and funding retirement plans.

The Plan’s management and those charged with governance have a policy to incorporate the SECURE Act changes in its Plan document by the deadlines prescribed in the legislation.

Forfeited Accounts
As of December 31, 2025 and 2024, forfeited non-vested accounts totaled $759,806 and $977,109, respectively. These accounts are used to reduce future employer contributions. During the year ended December 31, 2025, forfeitures of $977,109 were used to reduce employer contributions.
Plan Termination
The Company has no intentions to terminate the Plan; however, the Company reserves the right to terminate the Plan, or to reduce or cease contributions at any time if its Board of Directors determines that business, financial or other good causes make it necessary to do so. Also, the Company may amend the Plan at any time and in any respect, provided, however, that any such action will not deprive any participant or beneficiary under the Plan of any vested benefits. In the event of termination of the Plan, participants would become 100% vested in their accounts.